Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Gross written premiums	¥ 511,966	¥ 430,498	¥ 363,971
Less: premiums ceded to reinsurers	(3,661)	(1,758)	(978)
Net written premiums	508,305	428,740	362,993
Net change in unearned premium reserves	(1,395)	(2,510)	(692)
Net premiums earned	506,910	426,230	362,301
Investment income	122,727	109,147	97,582
Net realised gains on financial assets	42	6,038	32,297
Net fair value gains/ (losses) through profit or loss	6,183	(7,094)	10,209
Other income	7,493	6,460	5,060
Total revenues	643,355	540,781	507,449
BENEFITS, CLAIMS AND EXPENSES
Insurance benefits and claims expenses - Life insurance death and other benefits	(259,708)	(253,157)	(221,701)
Insurance benefits and claims expenses - Accident and health claims and claim adjustment expenses	(33,818)	(27,269)	(21,009)
Insurance benefits and claims expenses - Increase in insurance contract liabilities	(172,517)	(126,619)	(109,509)
Investment contract benefits	(8,076)	(5,316)	(2,264)
Policyholder dividends resulting from participation in profits	(21,871)	(15,883)	(33,491)
Underwriting and policy acquisition costs	(64,789)	(52,022)	(35,569)
Finance costs	(4,601)	(4,767)	(4,320)
Administrative expenses	(35,953)	(31,854)	(27,458)
Other expenses	(6,426)	(4,859)	(7,428)
Statutory insurance fund contribution	(1,068)	(1,048)	(743)
Total benefits, claims and expenses	(608,827)	(522,794)	(463,492)
Share of profit of associates and joint ventures, net	7,143	5,855	1,974
Profit before income tax	41,671	23,842	45,931
Income tax	(8,919)	(4,257)	(10,744)
Net Profit/(loss)	32,752	19,585	35,187
Attributable to:
Equity holders of the Company	32,253	19,127	34,699
Non-controlling interests	499	458	488
Net Profit/(loss)	¥ 32,752	¥ 19,585	¥ 35,187
Basic and diluted earnings per share	¥ 1.13	¥ 0.66	¥ 1.22
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Fair value gains/(losses) on available-for-sale securities	¥ (15,003)	¥ (44,509)	¥ 54,080
Amount transferred to net profit from other comprehensive income	(42)	(6,038)	(32,297)
Portion of fair value changes on available-for-sale securities attributable to participating policyholders	5,605	17,372	(12,767)
Share of other comprehensive income of associates and joint ventures under the equity method	20	(864)	353
Exchange differences on translating foreign operations	(865)	21	10
Income tax relating to components of other comprehensive income	2,359	8,242	(2,242)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods	(7,926)	(25,776)	7,137
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods	0	0	0
Other comprehensive income for the year, net of tax	(7,926)	(25,776)	7,137
Total comprehensive income for the year, net of tax	24,826	(6,191)	42,324
Attributable to:
Equity holders of the Company	24,341	(6,647)	41,775
Non-controlling interests	485	456	549
Total comprehensive income for the year, net of tax	¥ 24,826	¥ (6,191)	¥ 42,324